Concentrations (Details) - Schedule of Total Revenues - USD ($)	6 Months Ended
	Mar. 31, 2023		Mar. 31, 2022
Concentration Risk [Line Items]
Total revenue	$ 1,234,810		$ 2,885,590
Total revenue percentage	24.00%		47.00%
Customer G [Member]
Concentration Risk [Line Items]
Total revenue	$ 660,155			[1]
Total revenue percentage	13.00%			[1]
Customer H [Member]
Concentration Risk [Line Items]
Total revenue	$ 574,655			[1]
Total revenue percentage	11.00%			[1]
Customer I [Member]
Concentration Risk [Line Items]
Total revenue		[1]	$ 1,595,799
Total revenue percentage		[1]	26.00%
Customer E [Member]
Concentration Risk [Line Items]
Total revenue		[1]	$ 1,289,791
Total revenue percentage		[1]	21.00%

[1]	The percentage is below 10%